Post-employment benefits - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of benefit obligation:
Return on plan assets (greater)/less than discount rate	€ (235)	€ (89)	€ (203)
Benefit obligation
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	2,340	2,236
Service cost	26	52
Past service cost	(23)	0
Interest costs (income) on defined benefit obligation	36	34
Plan participants contribution	(59)	(71)
Actuarial loss/(gain) - experience	2	(7)
Actuarial loss/(gain) - demographic assumptions	(2)	0
Actuarial loss/(gain) - financial assumptions	(66)	169
Benefit payments	150	121
Administrative expenses	2	2
Acquisition of CCL	66	0
Currency translation adjustment	123	(96)
Net defined benefit liability (asset) at end of period	2,413	2,340	2,236
Plan assets
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	2,132	2,096
Interest costs (income) on defined benefit obligation	(34)	(32)
Return on plan assets (greater)/less than discount rate	235	89
Plan participants contribution	59	71
Employer contributions	39	52
Benefit payments	(150)	(121)
Acquisition of CCL	(40)	0
Currency translation adjustment	(115)	87
Net defined benefit liability (asset) at end of period	€ 2,504	€ 2,132	€ 2,096